Equity Based Compensation (Details) - Schedule of stock option activity - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Receivables [Abstract]
Number of Options, Outstanding, beginning balance	557,785	645,146
Weighted Average Exercise Price, Outstanding, beginning balance	$ 66.12	$ 50.92
Intrinsic Value, Outstanding, beginning balance	$ 23,079,520	$ 84,731,639
Weighted Average Remaining Life, Outstanding, beginning balance	7 years 9 months 3 days	8 years 7 months 24 days
Number of Options, Outstanding ending balance	296,650	557,785
Weighted Average Exercise Price, Outstanding ending balance	$ 59.28	$ 66.12
Intrinsic Value, Outstanding ending balance	$ 686,035	$ 23,079,520
Weighted Average Remaining Life, Outstanding ending balance	6 years 1 month 20 days	7 years 9 months 3 days
Number of Options, exercisable	254,118	293,095
Weighted Average Exercise Price, exercisable	$ 49.4	$ 38.76
Intrinsic Value, exercisable	$ 685,914	$ 16,036,993
Weighted Average Remaining Life, exercisable	5 years 10 months 20 days	7 years 18 days
Number of option, expected to vest	42,532	264,690
Weighted Average Exercise Price, expected to vest	$ 117.8	$ 96.9
Intrinsic Value, expected to vest	$ 121	$ 7,042,527
Weighted Average Remaining Life, expected to vest	7 years 7 months 9 days	8 years 6 months 18 days
Number of Options, Granted	10,405	50,595
Weighted Average Exercise Price, Granted	$ 27.74	$ 239.02
Number of Options, Exercised	(79,724)	(44,301)
Weighted Average Exercise Price, Exercised	$ 6.08	$ 26.98
Intrinsic Value, Exercised	$ 2,383,405	$ 8,329,397
Number of Options, Canceled	(191,816)	(93,655)
Weighted Average Exercise Price, Canceled	$ 98.42	$ 90.06